JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)		Value ($000)
EXCHANGE-TRADED FUNDS — 83.3%
Fixed Income — 5.1%
iShares 20+ Year Treasury Bond ETF	38		5,412
iShares MBS ETF	45		4,910
iShares US Treasury Bond ETF	189		5,022
Vanguard Total International Bond ETF	178		10,162

Total Fixed Income			25,506

International Equity — 25.5%
iShares Core MSCI Emerging Markets ETF	157		9,690
iShares MSCI EAFE ETF	247		19,296
JPMorgan BetaBuilders Canada ETF (a)	244		15,344
JPMorgan BetaBuilders Developed Asia ex-Japan ETF (a)	172		9,308
JPMorgan BetaBuilders Europe ETF (a)	972		55,446
JPMorgan BetaBuilders Japan ETF (a)	369		21,655

Total International Equity			130,739

U.S. Equity — 52.7%
iShares Core S&P 500 ETF	397		170,992
SPDR S&P 500 ETF Trust	228		97,887

Total U.S. Equity			268,879

TOTAL EXCHANGE-TRADED FUNDS (Cost $283,589)			425,124

INVESTMENT COMPANIES — 12.9%
Alternative Assets — 4.1%
Blackstone Alternative Multi-Strategy Fund Class Y Shares	882		9,486
Marshall Wace UCITS Fund plc Class F Shares (Ireland) *(b)	35		7,001
Neuberger Berman Long Short Fund Class Institutional Shares*	266		4,706

Total Alternative Assets			21,193

Fixed Income — 7.9%
JPMorgan Core Bond Fund Class R6 Shares (a)	1,701		20,391
JPMorgan High Yield Fund Class R6 Shares (a)	1,362		9,956
Lord Abbett Short Duration Income Fund Class F3 Shares	2,452		10,273

Total Fixed Income			40,620

U.S. Equity — 0.9%
BlackRock Event Driven Equity Fund Class Institutional Shares	444		4,373

TOTAL INVESTMENT COMPANIES (Cost $59,898)			66,186

COMMON STOCKS — 2.8%
Aerospace & Defense — 0.1%
Airbus SE (France) *	1		106
Meggitt plc (United Kingdom) *	4		36
MTU Aero Engines AG (Germany)	–	(c)	30
Safran SA (France)	1		167

			339

Air Freight & Logistics — 0.0% (d)
DSV A/S (Denmark)	–	(c)	71

Auto Components — 0.0% (d)
Autoliv, Inc., SDR (Sweden)	–	(c)	27
Denso Corp. (Japan)	1		33
Magna International, Inc. (Canada)	1		65
Stanley Electric Co. Ltd. (Japan)	1		23
Sumitomo Rubber Industries Ltd. (Japan)	1		13

			161

Automobiles — 0.0% (d)
Honda Motor Co. Ltd. (Japan)	1		18
Suzuki Motor Corp. (Japan)	1		36
Toyota Motor Corp. (Japan)	6		107

			161

Banks — 0.3%
Australia & New Zealand Banking Group Ltd. (Australia)	2		36
Banco Bilbao Vizcaya Argentaria SA (Spain)	12		80
BNP Paribas SA (France)	2		106
Close Brothers Group plc (United Kingdom)	1		13
DBS Group Holdings Ltd. (Singapore)	4		97
DNB Bank ASA (Norway)	6		143
Erste Group Bank AG (Austria)	1		37
HDFC Bank Ltd., ADR (India)	1		55
ING Groep NV (Netherlands)	9		131
Intesa Sanpaolo SpA (Italy)	23		64
Lloyds Banking Group plc (United Kingdom)	63		39
Mitsubishi UFJ Financial Group, Inc. (Japan)	6		35
National Bank of Canada (Canada)	1		75
Standard Chartered plc (United Kingdom)	3		15
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1		24
Svenska Handelsbanken AB, Class A (Sweden)	4		45
United Overseas Bank Ltd. (Singapore)	3		49

			1,044

Beverages — 0.1%
Anheuser-Busch InBev SA/NV (Belgium)	1		78
Carlsberg A/S, Class B (Denmark)	1		122
Diageo plc (United Kingdom)	3		128
Kirin Holdings Co. Ltd. (Japan)	1		24
Pernod Ricard SA (France)	–	(c)	51

			403

Biotechnology — 0.0% (d)
BeiGene Ltd., ADR (China) *	–	(c)	95
Genmab A/S (Denmark) *	–	(c)	119
Grifols SA (Spain)	1		32

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Grifols SA (Preference), Class B (Spain)	–	(c)	–	(c)

			246

Building Products — 0.0% (d)
Assa Abloy AB, Class B (Sweden)	1		22
Daikin Industries Ltd. (Japan)	–	(c)	15

			37

Capital Markets — 0.1%
Allfunds Group plc (United Kingdom) *	2		32
Bridgepoint Group plc (United Kingdom) *(e)	4		25
Deutsche Boerse AG (Germany)	–	(c)	18
Euronext NV (Netherlands) (e)	1		87
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	1		83
Julius Baer Group Ltd. (Switzerland)	1		45
London Stock Exchange Group plc (United Kingdom)	2		150
Macquarie Group Ltd. (Australia)	–	(c)	41
Partners Group Holding AG (Switzerland)	–	(c)	27
XP, Inc., Class A (Brazil) *	–	(c)	13

			521

Chemicals — 0.1%
Air Liquide SA (France)	1		87
Akzo Nobel NV (Netherlands)	–	(c)	49
Asahi Kasei Corp. (Japan)	8		81
BASF SE (Germany)	1		46
Covestro AG (Germany) (e)	–	(c)	34
Givaudan SA (Registered) (Switzerland)	–	(c)	87
Johnson Matthey plc (United Kingdom)	1		48
Kansai Paint Co. Ltd. (Japan)	2		40
Shin-Etsu Chemical Co. Ltd. (Japan)	1		107
Tosoh Corp. (Japan)	–	(c)	5
Umicore SA (Belgium)	1		38

			622

Communications Equipment — 0.0% (d)
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	6		69

Containers & Packaging — 0.0% (d)
Amcor plc, CHDI	2		27

Diversified Financial Services — 0.0% (d)
Challenger Ltd. (Australia)	3		15
Element Fleet Management Corp. (Canada)	4		45
Mitsubishi HC Capital, Inc. (Japan)	3		17

			77

Diversified Telecommunication Services — 0.0% (d)
Koninklijke KPN NV (Netherlands)	8		26
KT Corp. (South Korea)	1		21
Nippon Telegraph & Telephone Corp. (Japan)	5		147
Telecom Italia SpA (Italy)	34		14

			208

Electric Utilities — 0.0% (d)
Enel SpA (Italy)	14		110
Iberdrola SA (Spain)	6		64
Orsted A/S (Denmark) (e)	–	(c)	31

			205

Electrical Equipment — 0.1%
ABB Ltd. (Registered) (Switzerland)	6		199
Legrand SA (France)	–	(c)	37
Mitsubishi Electric Corp. (Japan)	5		69
Nidec Corp. (Japan)	–	(c)	49
Prysmian SpA (Italy)	1		47

			401

Electronic Equipment, Instruments & Components — 0.1%
Hamamatsu Photonics KK (Japan)	3		179
Keyence Corp. (Japan)	–	(c)	218
Murata Manufacturing Co. Ltd. (Japan)	1		87
Omron Corp. (Japan)	–	(c)	30

			514

Energy Equipment & Services — 0.0% (d)
Worley Ltd. (Australia)	4		30

Equity Real Estate Investment Trusts (REITs) — 0.0% (d)
Great Portland Estates plc (United Kingdom)	3		34
Scentre Group (Australia)	12		26

			60

Food & Staples Retailing — 0.0% (d)
Seven & i Holdings Co. Ltd. (Japan)	1		63
Welcia Holdings Co. Ltd. (Japan)	1		22

			85

Food Products — 0.1%
Associated British Foods plc (United Kingdom)	1		25
Barry Callebaut AG (Registered) (Switzerland)	–	(c)	29
Danone SA (France)	–	(c)	15
Nestle SA (Registered) (Switzerland)	3		356
Wilmar International Ltd. (China)	13		41

			466

Gas Utilities — 0.0% (d)
Beijing Enterprises Holdings Ltd. (China)	4		16

Health Care Equipment & Supplies — 0.1%
Alcon, Inc. (Switzerland)	–	(c)	21
Asahi Intecc Co. Ltd. (Japan)	–	(c)	11
Elekta AB, Class B (Sweden)	2		27
Hoya Corp. (Japan)	–	(c)	56
Koninklijke Philips NV (Netherlands)	2		103
Sartorius AG (Preference) (Germany)	–	(c)	50
Siemens Healthineers AG (Germany)(e)	1		59
Straumann Holding AG (Registered) (Switzerland)	–	(c)	86
Terumo Corp. (Japan)	1		32

			445

Health Care Providers & Services — 0.0% (d)
Fresenius SE & Co. KGaA (Germany)	1		55

Hotels, Restaurants & Leisure — 0.0% (d)
Compass Group plc (United Kingdom) *	3		52

Household Durables — 0.0% (d)
Panasonic Corp. (Japan)	3		40
Persimmon plc (United Kingdom)	1		39
Sony Group Corp. (Japan)	1		66

			145

Household Products — 0.0% (d)
Reckitt Benckiser Group plc (United Kingdom)	–	(c)	36

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Unicharm Corp. (Japan)	1		41

			77

Independent Power and Renewable Electricity Producers — 0.0%(d)
Electric Power Development Co. Ltd. (Japan)	1		17

Industrial Conglomerates — 0.1%
DCC plc (United Kingdom)	–	(c)	35
Jardine Matheson Holdings Ltd. (Hong Kong)	1		34
Melrose Industries plc (United Kingdom)	21		49
Siemens AG (Registered) (Germany)	1		165

			283

Insurance — 0.3%
AIA Group Ltd. (Hong Kong)	17		192
Aon plc, Class A	–	(c)	36
Aviva plc (United Kingdom)	6		31
AXA SA (France)	4		99
Direct Line Insurance Group plc (United Kingdom)	6		24
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	–	(c)	99
PICC Property & Casualty Co. Ltd., Class H (China)	32		31
Ping An Insurance Group Co. of China Ltd., Class H (China)	3		17
Sampo OYJ, Class A (Finland)	1		70
Storebrand ASA (Norway)	5		49
Sun Life Financial, Inc. (Canada)	1		74
Tokio Marine Holdings, Inc. (Japan)	1		59
Zurich Insurance Group AG (Switzerland)	–	(c)	49

			830

Interactive Media & Services — 0.0% (d)
Adevinta ASA (France)*	3		49
NAVER Corp. (South Korea)	–	(c)	41
Tencent Holdings Ltd. (China)	2		98
Z Holdings Corp. (Japan)	5		32

			220

Internet & Direct Marketing Retail — 0.0% (d)
Alibaba Group Holding Ltd., ADR (China)*	–	(c)	13
ASOS plc (United Kingdom) *	1		36
Coupang, Inc. (South Korea) *	–	(c)	10
MercadoLibre, Inc. (Argentina) *	–	(c)	96
THG plc (United Kingdom) *	2		15
Zalando SE (Germany) *(e)	1		48

			218

IT Services — 0.0% (d)
Amadeus IT Group SA (Spain) *	–	(c)	24
NTT Data Corp. (Japan)	4		81
Obic Co. Ltd. (Japan)	–	(c)	59

			164

Life Sciences Tools & Services — 0.0% (d)
Evotec SE (Germany) *	1		29

Machinery — 0.0% (d)
Epiroc AB, Class A (Sweden)	2		32
KION Group AG (Germany)	1		54
Knorr-Bremse AG (Germany)	–	(c)	24
SMC Corp. (Japan)	–	(c)	103
THK Co. Ltd. (Japan)	1		13

			226

Media — 0.0% (d)
CyberAgent, Inc. (Japan)	3		59
Nordic Entertainment Group AB, Class B (Sweden) *	–	(c)	19
Stroeer SE & Co. KGaA (Germany)	–	(c)	24
WPP plc (United Kingdom)	4		52

			154

Metals & Mining — 0.1%
Antofagasta plc (Chile)	2		41
BHP Group Ltd. (Australia)	1		18
BHP Group plc (Australia)	3		68
IGO Ltd. (Australia)	10		60
Rio Tinto Ltd. (Australia)	–	(c)	16
Rio Tinto plc (Australia)	–	(c)	22
South32 Ltd. (Australia)	11		27
Vale SA, ADR (Brazil)	1		19

			271

Multiline Retail — 0.0% (d)
B&M European Value Retail SA (United Kingdom)	5		39
Next plc (United Kingdom)	–	(c)	42

			81

Multi-Utilities — 0.0% (d)
Engie SA (France)	11		143
National Grid plc (United Kingdom)	4		44

			187

Oil, Gas & Consumable Fuels — 0.0% (d)
Equinor ASA (Norway)	3		76
Royal Dutch Shell plc, Class B, ADR (Netherlands)	1		31
TotalEnergies SE (France)	2		108

			215

Paper & Forest Products — 0.0% (d)
Stora Enso OYJ, Class R (Finland)	2		39

Personal Products — 0.1%
L’Oreal SA (France)	–	(c)	193
Pola Orbis Holdings, Inc. (Japan)	–	(c)	9
Unilever plc (United Kingdom)	3		158

			360

Pharmaceuticals — 0.4%
Astellas Pharma, Inc. (Japan)	6		92
AstraZeneca plc (United Kingdom)	2		199
AstraZeneca plc, ADR (United Kingdom)	1		82
Bayer AG (Registered) (Germany)	1		57
Daiichi Sankyo Co. Ltd. (Japan)	1		28
GlaxoSmithKline plc, ADR (United Kingdom)	1		46
Hutchmed China Ltd., ADR (China) *	1		41
Ipsen SA (France)	–	(c)	23
Novartis AG (Registered) (Switzerland)	1		99
Novo Nordisk A/S, Class B (Denmark)	2		233
Otsuka Holdings Co. Ltd. (Japan)	1		43
Roche Holding AG (Switzerland)	–	(c)	152
Sanofi (France)	1		106
Shionogi & Co. Ltd. (Japan)	1		84

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Takeda Pharmaceutical Co. Ltd., ADR (Japan)	1		16

			1,301

Professional Services — 0.1%
DKSH Holding AG (Switzerland)	1		40
Recruit Holdings Co. Ltd. (Japan)	2		128
RELX plc (United Kingdom)	3		83
TechnoPro Holdings, Inc. (Japan)	2		45
Teleperformance (France)	–	(c)	37

			333

Real Estate Management & Development — 0.0%(d)
Altus Group Ltd. (Canada)	–	(c)	18
Mitsui Fudosan Co. Ltd. (Japan)	3		59

			77

Road & Rail — 0.0%(d)
Canadian National Railway Co. (Canada)	–	(c)	13
Canadian National Railway Co. (Canada)	–	(c)	1
Central Japan Railway Co. (Japan)	–	(c)	32
TFI International, Inc. (Canada)	1		72

			118

Semiconductors & Semiconductor Equipment — 0.3%
ASML Holding NV (Netherlands)	1		379
Broadcom, Inc.	–	(c)	73
NXP Semiconductors NV (China)	–	(c)	70
Renesas Electronics Corp. (Japan) *	2		23
STMicroelectronics NV (Switzerland)	2		88
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	2		227
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	8		165
Tokyo Electron Ltd. (Japan)	–	(c)	86

			1,111

Software — 0.1%
Atlassian Corp. plc, Class A *	–	(c)	42
AVEVA Group plc (United Kingdom)	–	(c)	21
Dassault Systemes SE (France)	–	(c)	10
Dye & Durham Ltd. (Canada)	1		23
Lightspeed Commerce, Inc. (Canada)*	–	(c)	18
Nice Ltd., ADR (Israel) *	–	(c)	32
SAP SE (Germany)	1		168

			314

Specialty Retail — 0.0% (d)
Industria de Diseno Textil SA (Spain)	3		104
Kingfisher plc (United Kingdom)	14		63
Nitori Holdings Co. Ltd. (Japan)	–	(c)	59

			226

Technology Hardware, Storage & Peripherals — 0.0% (d)
Samsung Electronics Co. Ltd. (South Korea)	2		102

Textiles, Apparel & Luxury Goods — 0.2%
adidas AG (Germany)	–	(c)	34
China Hongxing Sports Ltd. (China) * ‡	755		–	(c)
Cie Financiere Richemont SA (Registered) (Switzerland)	–	(c)	33
Dr. Martens plc (United Kingdom) *	5		26
EssilorLuxottica SA (France)	1		185
Hermes International (France)	–	(c)	83
Kering SA (France)	–	(c)	190
LVMH Moet Hennessy Louis Vuitton SE (France)	–	(c)	78
Moncler SpA (Italy)	1		45
Samsonite International SA *(e)	8		16

			690

Thrifts & Mortgage Finance — 0.0% (d)
Housing Development Finance Corp. Ltd. (India)	1		36

Tobacco — 0.0% (d)
British American Tobacco plc (United Kingdom)	3		97

Trading Companies & Distributors — 0.0% (d)
Ashtead Group plc (United Kingdom)	1		64
Bunzl plc (United Kingdom)	1		24
Mitsubishi Corp. (Japan)	2		65
Sumitomo Corp. (Japan)	2		34

			187

Wireless Telecommunication Services — 0.0% (d)
America Movil SAB de CV, Class L, ADR (Mexico)	1		24
SoftBank Group Corp. (Japan)	1		58
Vodafone Group plc, ADR (United Kingdom)	3		41

			123

TOTAL COMMON STOCKS (Cost $8,434)			14,546

	No. of Warrants (000)
WARRANTS — 0.0% (d)
Textiles, Apparel & Luxury Goods — 0.0% (d)
Cie Financiere Richemont SA expiring 11/22/2023, price 67.00 USD (Switzerland) * (Cost $ —)	1		–	(c)

	Shares (000)
SHORT-TERM INVESTMENTS — 1.2%
INVESTMENT COMPANIES — 1.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (a) (f) (Cost $6,290)	6,288		6,291

Total Investments — 100.2% (Cost $358,211)			512,147
Liabilities in Excess of Other Assets — (0.2)% (g)			(922)

Net Assets — 100.0%			511,225

Percentages indicated are based on net assets.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

PORTFOLIO COMPOSITION BY COUNTRY AS OF SEPTEMBER 30, 2021	PERCENT OF TOTAL INVESTMENTS
United States	94.6%
Ireland	1.4
Others (each less than 1.0%)	2.8
Short-Term Investments	1.2

Abbreviations

ADR	American Depositary Receipt
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SDR	Swedish Depositary Receipt
SPDR	Standard & Poor’s Depository Receipts
UCITS	Undertakings for Collective Investment in Transferable Securities
USD	United States Dollar
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The fund’s investment objective is to provide absolute return and is generally subject to a two day redemption notice period.
(c)	Amount rounds to less than one thousand.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(f)	The rate shown is the current yield as of September 30, 2021.
(g)	A portion of the Fund’s cash is held by the subsidiary.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of certain underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Access Growth Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on March 11, 2013 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Aerospace & Defense	$—		$339	$—		$339
Air Freight & Logistics	—		71	—		71
Auto Components	65		96	—		161
Automobiles	—		161	—		161
Banks	143		901	—		1,044
Beverages	—		403	—		403
Biotechnology	127		119	—		246
Building Products	—		37	—		37
Capital Markets	157		364	—		521
Chemicals	—		622	—		622
Communications Equipment	—		69	—		69
Containers & Packaging	—		27	—		27
Diversified Financial Services	45		32	—		77
Diversified Telecommunication Services	—		208	—		208
Electric Utilities	—		205	—		205
Electrical Equipment	—		401	—		401
Electronic Equipment, Instruments & Components	—		514	—		514
Energy Equipment & Services	—		30	—		30
Equity Real Estate Investment Trusts (REITs)	—		60	—		60
Food & Staples Retailing	—		85	—		85
Food Products	—		466	—		466
$Gas Utilities	—		16	—		16
Health Care Equipment & Supplies	—		445	—		445
Health Care Providers & Services	—		55	—		55
Hotels, Restaurants & Leisure	—		52	—		52
Household Durables	—		145	—		145
Household Products	—		77	—		77
Independent Power and Renewable Electricity Producers	—		17	—		17
Industrial Conglomerates	—		283	—		283
Insurance	134		696	—		830
Interactive Media & Services	—		220	—		220
Internet & Direct Marketing Retail	170		48	—		218
IT Services	—		164	—		164
Life Sciences Tools & Services	—		29	—		29
Machinery	32		194	—		226
Media	—		154	—		154
Metals & Mining	19		252	—		271
Multiline Retail	—		81	—		81
Multi-Utilities	—		187	—		187
Oil, Gas & Consumable Fuels	31		184	—		215
Paper & Forest Products	—		39	—		39
Personal Products	—		360	—		360
Pharmaceuticals	185		1,116	—		1,301
Professional Services	—		333	—		333
Real Estate Management & Development	18		59	—		77
Road & Rail	86		32	—		118
Semiconductors & Semiconductor Equipment	370		741	—		1,111
Software	115		199	—		314
Specialty Retail	—		226	—		226
Technology Hardware, Storage & Peripherals	—		102	—		102
Textiles, Apparel & Luxury Goods	26		664	—	(a)	690
Thrifts & Mortgage Finance	—		36	—		36
Tobacco	—		97	—		97
Trading Companies & Distributors	—		187	—		187
Wireless Telecommunication Services	65		58	—		123

Total Common Stocks	1,788		12,758	—	(a)	14,546

Exchange-Traded Funds	425,124		—	—		425,124
Investment Companies	59,185		—	—		59,185
Warrants	—	(a)	—	—		—	(a)
Short-Term Investments
Investment Companies	6,291		—	—		6,291

Total Investments in Securities	$492,388		$12,758	$—	(a)	$505,146

(a)	Amount rounds to less than one thousand.

As of September 30, 2021, certain investments companies with a fair value of $7,001, have not been categorized in the fair value hierarchy as these investment companies are measured using the NAV per share as a practical expedient.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2021	Shares at September 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Canada ETF (a)	$15,773	$—	$—	$—		$(429)	$15,344	244	$87	$—
JPMorgan BetaBuilders Developed Asia ex-Japan ETF (a)	9,734	302	—	—		(728)	9,308	172	159	—
JPMorgan BetaBuilders Europe ETF (a)	56,904	—	—	—		(1,458)	55,446	972	284	—
JPMorgan BetaBuilders Japan ETF (a)	18,797	2,004	—	—		854	21,655	369	—	—
JPMorgan Core Bond Fund Class R6 Shares (a)	20,294	200	—	—		(103)	20,391	1,701	113	—
JPMorgan High Yield Fund Class R6 Shares (a)	10,482	—	500	84		(110)	9,956	1,362	125	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (a) (b)	6,055	22,518	22,282	—	(c)	— (c)	6,291	6,288	1	—

Total	$138,039	$25,024	$22,782	$84		$(1,974)	$138,391		$769	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.
(c)	Amount rounds to less than one thousand.